Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.1%
Raytheon Technologies Corp.	399,192	$ 39,092,873

Automobiles - 1.5%
Tesla, Inc. (A)	248,101	51,471,033

Beverages - 2.7%
Constellation Brands, Inc., Class A	197,361	44,581,877
Monster Beverage Corp. (A)	934,528	50,473,857

		95,055,734

Biotechnology - 2.6%
Regeneron Pharmaceuticals, Inc. (A)	36,688	30,145,429
United Therapeutics Corp. (A)	61,139	13,692,690
Vertex Pharmaceuticals, Inc. (A)	141,665	44,634,392

		88,472,511

Broadline Retail - 5.7%
Amazon.com, Inc. (A)	1,916,598	197,965,407

Building Products - 2.3%
Builders FirstSource, Inc. (A)	207,164	18,392,020
Fortune Brands Innovations, Inc.	405,907	23,838,918
Johnson Controls International PLC	630,086	37,943,779

		80,174,717

Capital Markets - 2.5%
Ares Management Corp., Class A	288,773	24,095,219
Morgan Stanley	379,697	33,337,396
S&P Global, Inc.	88,506	30,514,214

		87,946,829

Chemicals - 1.9%
Albemarle Corp.	69,663	15,398,309
PPG Industries, Inc.	122,688	16,388,663
Sherwin-Williams Co.	156,418	35,158,074

		66,945,046

Consumer Finance - 0.9%
American Express Co.	197,451	32,569,542

Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp., Class A	606,555	49,567,675
CDW Corp.	210,302	40,985,757
Jabil, Inc.	340,159	29,988,417

		120,541,849

Energy Equipment & Services - 0.5%
Schlumberger NV	313,620	15,398,742

Entertainment - 0.9%
Walt Disney Co. (A)	315,387	31,579,700

Financial Services - 5.7%
Block, Inc. (A)	281,400	19,318,110
FleetCor Technologies, Inc. (A)	179,240	37,792,754
Global Payments, Inc.	254,943	26,830,201
Mastercard, Inc., Class A	316,236	114,923,325

		198,864,390

Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (A)	61,912	20,687,276

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Dexcom, Inc. (A)	172,697	$ 20,063,937
Edwards Lifesciences Corp. (A)	347,583	28,755,542
Teleflex, Inc.	83,501	21,151,638

		90,658,393

Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	212,683	100,511,859

Health Care Technology - 0.7%
Veeva Systems, Inc., Class A (A)	127,710	23,471,821

Hotels, Restaurants & Leisure - 2.4%
Airbnb, Inc., Class A (A)	265,942	33,083,185
Chipotle Mexican Grill, Inc. (A)	29,749	50,819,919

		83,903,104

Industrial REITs - 1.7%
Prologis, Inc.	255,156	31,835,814
Rexford Industrial Realty, Inc.	433,534	25,860,303

		57,696,117

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A (A)	1,538,410	159,579,269
Meta Platforms, Inc., Class A (A)	189,467	40,155,636
ZoomInfo Technologies, Inc. (A)	827,606	20,450,144

		220,185,049

IT Services - 0.5%
GoDaddy, Inc., Class A (A)	224,797	17,471,223

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific, Inc.	86,507	49,860,040

Machinery - 3.8%
Deere & Co.	151,153	62,408,051
Ingersoll Rand, Inc.	489,226	28,463,169
Nordson Corp.	186,178	41,379,922

		132,251,142

Oil, Gas & Consumable Fuels - 0.8%
Pioneer Natural Resources Co.	137,472	28,077,281

Personal Care Products - 1.7%
Estee Lauder Cos., Inc., Class A	232,523	57,307,619

Pharmaceuticals - 2.2%
Eli Lilly & Co.	219,698	75,448,687

Semiconductors & Semiconductor Equipment - 8.8%
Advanced Micro Devices, Inc. (A)	569,974	55,863,152
KLA Corp.	102,621	40,963,224
Marvell Technology, Inc.	448,233	19,408,489
NVIDIA Corp.	368,358	102,318,802
SolarEdge Technologies, Inc. (A)	72,127	21,923,002
Texas Instruments, Inc.	355,824	66,186,822

		306,663,491

Software - 16.4%
Microsoft Corp.	1,154,873	332,949,886
Palo Alto Networks, Inc. (A) (B)	290,673	58,059,025
Paycom Software, Inc. (A)	97,966	29,782,644
Salesforce, Inc. (A)	239,195	47,786,377
ServiceNow, Inc. (A)	123,214	57,260,010
Workday, Inc., Class A (A)	207,767	42,912,196

		568,750,138

Transamerica Series Trust	Page 1

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.4%
TJX Cos., Inc.	615,713	$ 48,247,271

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	2,047,802	337,682,550

Textiles, Apparel & Luxury Goods - 3.6%
Lululemon Athletica, Inc. (A)	145,032	52,819,204
NIKE, Inc., Class B	580,967	71,249,793

		124,068,997

Total Common Stocks (Cost $2,604,143,155)		3,428,333,155

	Principal	Value
REPURCHASE AGREEMENT - 1.4%
Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $48,915,972 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.13%, due 01/31/2025, and with a value of $49,885,655.	$ 48,907,413	48,907,413

Total Repurchase Agreement (Cost $48,907,413)		48,907,413

Total Investments (Cost $2,653,050,568)		3,477,240,568
Net Other Assets (Liabilities) - (0.1)%		(4,344,743)

Net Assets - 100.0%		$ 3,472,895,825

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$3,428,333,155	$—	$—	$3,428,333,155
Repurchase Agreement	—	48,907,413	—	48,907,413

Total Investments	$3,428,333,155	$48,907,413	$—	$3,477,240,568

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $57,478,381 collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $58,632,323. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 2

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica WMC US Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3